Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-7.71%
Charter Communications, Inc., Class A(b)(c)	51,806	$19,909,564
Comcast Corp., Class A	1,435,629	56,492,002
Cumulus Media, Inc., Class A(b)	5,895	39,496
Liberty Broadband Corp., Class C(b)	42,362	3,803,260
Liberty Latin America Ltd., Class C(b)	57,032	561,765
Nexstar Media Group, Inc., Class A	12,549	2,569,659
Outbrain, Inc.(b)	17,490	86,051
Playtika Holding Corp.(b)	120,177	1,260,657
Sinclair Broadcast Group, Inc., Class A	15,259	314,793
TrueCar, Inc.(b)	29,323	91,488
		85,128,735
Consumer Discretionary-22.37%
Abercrombie & Fitch Co., Class A(b)(c)	16,307	472,251
Academy Sports & Outdoors, Inc.	26,006	1,519,271
Accel Entertainment, Inc.(b)	29,108	268,376
Adtalem Global Education, Inc.(b)	15,110	576,900
AutoNation, Inc.(b)(c)	16,497	2,090,500
AutoZone, Inc.(b)	6,245	15,230,618
Bally’s Corp.(b)	15,728	312,515
Bassett Furniture Industries, Inc.	3,047	58,990
Bath & Body Works, Inc.	76,013	3,497,358
Bed Bath & Beyond, Inc.(b)(c)	39,036	110,082
Best Buy Co., Inc.	73,634	6,532,808
Big Lots, Inc.(c)	9,637	157,661
Bluegreen Vacations Holding Corp.	5,361	173,911
Booking Holdings, Inc.(b)	12,909	31,421,797
Boyd Gaming Corp.	34,735	2,164,338
Brunswick Corp.	24,129	2,034,799
Build-A-Bear Workshop, Inc.(b)	4,909	120,565
Caleres, Inc.	11,853	308,415
Capri Holdings Ltd.(b)	43,625	2,900,626
Carriage Services, Inc.	4,897	158,761
Carter’s, Inc.	12,700	1,058,799
Cato Corp. (The), Class A	6,366	63,278
Century Communities, Inc.	10,573	647,068
Chegg, Inc.(b)	41,757	866,875
Children’s Place, Inc. (The)(b)	4,069	184,611
Chuy’s Holdings, Inc.(b)	5,989	205,003
Conn’s, Inc.(b)	7,969	74,988
Cracker Barrel Old Country Store, Inc.	7,388	824,353
Darden Restaurants, Inc.	40,729	6,026,670
Denny’s Corp.(b)	19,046	228,933
Designer Brands, Inc., Class A	18,603	191,797
Dillard’s, Inc., Class A(c)	4,372	1,719,551
Dine Brands Global, Inc.	5,218	403,404
eBay, Inc.	180,590	8,939,205
Foot Locker, Inc.	31,056	1,351,247
Franchise Group, Inc.	12,714	392,735
Genesco, Inc.(b)	4,196	202,625
Grand Canyon Education, Inc.(b)	10,365	1,208,144
Green Brick Partners, Inc.(b)	15,321	478,015
Group 1 Automotive, Inc.	4,852	1,037,600
Guess?, Inc.	18,120	419,840
H&R Block, Inc.	51,738	2,016,747
Haverty Furniture Cos., Inc., (Acquired 01/31/2023 - 01/31/2023; Cost $172,781)(d)	4,947	172,749
Hibbett, Inc.(c)	4,236	281,101
Hooker Furnishings Corp.	3,771	79,417
JELD-WEN Holding, Inc.(b)	28,066	355,035
Kohl’s Corp.	36,768	1,190,180
	Shares	Value
Consumer Discretionary-(continued)
Laureate Education, Inc., Class A(c)	52,146	$572,563
Lazydays Holdings, Inc.(b)	3,506	46,244
Lennar Corp., Class A	84,783	8,681,779
LKQ Corp.	88,912	5,242,251
Lowe’s Cos., Inc.	201,237	41,907,605
M/I Homes, Inc.(b)	9,128	545,854
Macy’s, Inc.	90,222	2,131,946
Marriott Vacations Worldwide Corp.	12,752	2,040,830
MasterCraft Boat Holdings, Inc.(b)	5,925	170,403
MGM Resorts International	127,797	5,292,074
Mohawk Industries, Inc.(b)	21,143	2,538,429
Monro, Inc.	10,468	532,821
Murphy USA, Inc.	7,519	2,045,394
NVR, Inc.(b)	1,064	5,607,280
ODP Corp. (The)(b)	15,245	786,642
O’Reilly Automotive, Inc.(b)	20,824	16,499,896
Oxford Industries, Inc.	5,248	615,171
Penske Automotive Group, Inc.	23,729	3,033,041
PulteGroup, Inc.	75,815	4,313,115
PVH Corp.	21,089	1,895,901
Ralph Lauren Corp.	13,675	1,693,649
Red Rock Resorts, Inc., Class A	19,302	868,783
Rent-A-Center, Inc.	18,526	498,164
Sally Beauty Holdings, Inc.(b)	35,622	554,991
SeaWorld Entertainment, Inc.(b)	21,261	1,326,474
Service Corp. International	51,184	3,795,294
Signet Jewelers Ltd.	15,121	1,161,444
Sonic Automotive, Inc., Class A	8,169	438,757
Sportsman’s Warehouse Holdings, Inc.(b)	12,545	118,299
Tapestry, Inc.	80,189	3,654,213
Taylor Morrison Home Corp., Class A(b)(c)	36,056	1,290,805
Tempur Sealy International, Inc.	56,901	2,318,716
Tile Shop Holdings, Inc.(b)	14,763	73,815
Toll Brothers, Inc.	36,848	2,192,088
Travel + Leisure Co.	27,049	1,146,066
Tri Pointe Homes, Inc.(b)	33,583	741,848
Tupperware Brands Corp.(b)	14,802	65,573
Ulta Beauty, Inc.(b)	16,932	8,702,371
Urban Outfitters, Inc.(b)	30,675	840,188
Vera Bradley, Inc.(b)	10,275	61,136
Victoria’s Secret & Co.(b)	26,898	1,133,751
Whirlpool Corp.	18,130	2,820,847
Williams-Sonoma, Inc.	22,153	2,989,326
Winmark Corp.	1,144	321,235
Winnebago Industries, Inc.	10,164	647,244
Wyndham Hotels & Resorts, Inc.	29,393	2,278,251
Zumiez, Inc.(b)(c)	6,486	167,533
		247,130,612
Consumer Staples-0.50%
Edgewell Personal Care Co.	17,187	736,635
Hain Celestial Group, Inc. (The)(b)(c)	29,722	609,895
Herbalife Nutrition Ltd.(b)(c)	32,574	572,325
Medifast, Inc.	3,636	405,232
Post Holdings, Inc.(b)	19,550	1,856,273
Seneca Foods Corp., Class A(b)	1,956	122,250
Sprouts Farmers Market, Inc.(b)	35,226	1,125,471
Turning Point Brands, Inc.	5,845	135,662
		5,563,743
Energy-10.03%
APA Corp.	106,995	4,743,088
California Resources Corp.	24,450	1,044,749
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
CNX Resources Corp.(b)(c)	60,060	$1,004,804
ConocoPhillips	414,675	50,536,442
Delek US Holdings, Inc.	23,193	620,645
Magnolia Oil & Gas Corp., Class A(c)	62,394	1,473,122
Marathon Oil Corp.	211,342	5,805,565
Marathon Petroleum Corp.	155,964	20,044,493
PDC Energy, Inc.	30,664	2,076,873
Range Resources Corp.	80,413	2,011,933
Valero Energy Corp.	128,297	17,965,429
Western Midstream Partners L.P.	128,318	3,467,152
		110,794,295
Financials-20.62%
Acacia Research Corp.(b)	14,490	63,176
Affiliated Managers Group, Inc.	12,536	2,165,469
Aflac, Inc.	206,923	15,208,840
Allstate Corp. (The)	88,258	11,338,505
Ally Financial, Inc.	99,386	3,229,051
Amerant Bancorp, Inc.	11,240	312,922
American Equity Investment Life Holding Co.	28,521	1,359,026
American International Group, Inc.	247,254	15,631,398
Assurant, Inc.	17,582	2,331,197
Assured Guaranty Ltd.	19,965	1,249,809
Bank OZK	39,123	1,786,747
BankUnited, Inc.	25,714	967,875
Berkshire Hills Bancorp, Inc.	14,984	465,253
Brighthouse Financial, Inc.(b)	23,005	1,294,491
Brightsphere Investment Group, Inc.	13,789	323,352
Cannae Holdings, Inc.(b)	25,964	634,560
Capital One Financial Corp.	127,024	15,115,856
Carter Bankshares, Inc.(b)	8,023	133,342
CNO Financial Group, Inc.	38,072	980,735
Credit Acceptance Corp.(b)(c)	4,301	1,989,815
Discover Financial Services	90,926	10,613,792
Donnelley Financial Solutions, Inc.(b)	9,685	441,733
Eastern Bankshares, Inc.	58,796	950,731
Encore Capital Group, Inc.(b)	7,782	433,613
Enova International, Inc.(b)	10,469	477,910
Equitable Holdings, Inc.	123,145	3,949,260
Equity Bancshares, Inc., Class A	5,304	158,324
Federated Hermes, Inc., Class B	29,613	1,163,791
First American Financial Corp.	34,457	2,131,855
First Bancorp	61,436	826,314
First Financial Corp.(c)	4,001	179,725
First Internet Bancorp	3,075	80,842
Great Southern Bancorp, Inc.	4,065	237,559
HarborOne Bancorp, Inc.	16,369	223,273
Hartford Financial Services Group, Inc. (The)	105,859	8,215,717
HCI Group, Inc.	2,914	146,312
Hilltop Holdings, Inc.	21,495	702,886
HomeStreet, Inc.	6,231	171,789
Jefferies Financial Group, Inc.	76,205	2,993,332
Kearny Financial Corp.	22,486	210,919
Lincoln National Corp.	56,313	1,995,170
Loews Corp.	79,012	4,857,658
MetLife, Inc.	261,106	19,065,960
MFA Financial, Inc.	33,877	402,798
MGIC Investment Corp.	98,846	1,395,706
Morgan Stanley	562,445	54,742,772
Mr. Cooper Group, Inc.(b)	23,483	1,079,983
Navient Corp.(c)	45,131	856,135
Northrim BanCorp, Inc.	1,892	101,279
Ocwen Financial Corp.(b)	2,526	90,936
	Shares	Value
Financials-(continued)
OneMain Holdings, Inc.	40,670	$1,754,504
Oppenheimer Holdings, Inc., Class A	3,616	172,158
Pathward Financial, Inc.	9,473	470,050
PennyMac Financial Services, Inc.(c)	16,666	1,123,622
PennyMac Mortgage Investment Trust	29,594	451,308
Popular, Inc.	24,192	1,660,539
PRA Group, Inc.(b)	12,971	521,953
Primerica, Inc.	12,279	1,986,128
Principal Financial Group, Inc.	81,427	7,536,069
PROG Holdings, Inc.(b)	16,650	371,128
Radian Group, Inc.	52,256	1,154,858
RenaissanceRe Holdings Ltd. (Bermuda)	14,543	2,845,920
SLM Corp.	83,262	1,462,913
Synchrony Financial	149,934	5,507,076
Virtu Financial, Inc., Class A	33,213	641,343
Voya Financial, Inc.(c)	32,338	2,256,222
Waterstone Financial, Inc.	7,385	118,898
WesBanco, Inc.	19,686	731,729
White Mountains Insurance Group Ltd.	857	1,309,462
World Acceptance Corp.(b)	2,082	199,289
		227,754,662
Health Care-15.77%
Amgen, Inc.	177,568	44,818,163
AMN Healthcare Services, Inc.(b)	14,422	1,382,204
Cardinal Health, Inc.	87,235	6,738,904
Cigna Corp.	101,746	32,219,906
Corcept Therapeutics, Inc.(b)	35,824	818,937
DaVita, Inc.(b)	29,984	2,470,382
Emergent BioSolutions, Inc.(b)	16,602	218,980
HCA Healthcare, Inc.	94,084	23,998,006
Ironwood Pharmaceuticals, Inc.(b)	51,048	588,073
Laboratory Corp. of America Holdings	29,485	7,433,758
McKesson Corp.	47,187	17,868,773
Medpace Holdings, Inc.(b)	10,350	2,288,074
Moderna, Inc.(b)	127,850	22,509,271
Quest Diagnostics, Inc.	37,900	5,627,392
Select Medical Holdings Corp.	42,258	1,228,440
Theravance Biopharma, Inc.(b)	22,418	242,339
Universal Health Services, Inc., Class B	21,351	3,164,432
Veradigm, Inc.(b)(c)	36,360	651,208
		174,267,242
Industrials-6.07%
Acuity Brands, Inc.	10,675	2,012,451
Allison Transmission Holdings, Inc.	30,780	1,387,562
Apogee Enterprises, Inc.	7,392	346,241
Argan, Inc.	4,518	176,157
Atkore, Inc.(b)	13,217	1,721,514
Avis Budget Group, Inc.(b)	13,799	2,760,352
Barrett Business Services, Inc.	2,317	230,263
Beacon Roofing Supply, Inc.(b)	21,652	1,231,566
BlueLinx Holdings, Inc.(b)	3,007	261,068
BrightView Holdings, Inc.(b)	30,949	246,045
Brink’s Co. (The)	15,458	1,014,045
Builders FirstSource, Inc.(b)	48,978	3,903,547
C.H. Robinson Worldwide, Inc.	39,172	3,923,859
Covenant Logistics Group, Inc., Class A	3,709	122,990
EMCOR Group, Inc.	15,859	2,351,097
Encore Wire Corp.	6,104	985,369
Enerpac Tool Group Corp.	18,960	503,198
Expeditors International of Washington, Inc.	52,958	5,727,408
Fortune Brands Innovations, Inc.	42,603	2,748,320

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Gibraltar Industries, Inc.(b)	10,307	$552,146
Hayward Holdings, Inc.(b)	70,310	948,482
HNI Corp.	13,765	437,314
Huron Consulting Group, Inc.(b)	6,634	451,377
KAR Auction Services, Inc.(b)(c)	36,243	527,698
Landstar System, Inc.	11,955	2,066,183
ManpowerGroup, Inc.	16,825	1,466,467
Masco Corp.(c)	75,053	3,992,820
Matson, Inc.	12,573	831,327
Owens Corning	31,101	3,005,912
RCM Technologies, Inc.(b)(c)	3,275	43,721
REV Group, Inc.	19,920	255,175
Ryder System, Inc.	16,723	1,578,818
SP Plus Corp.(b)	6,711	253,072
Stanley Black & Decker, Inc.	49,233	4,396,999
Textron, Inc.	69,476	5,061,327
TriNet Group, Inc.(b)	20,709	1,562,494
Trinity Industries, Inc.(c)	27,090	779,379
TrueBlue, Inc.(b)	10,888	213,731
Veritiv Corp.(c)	4,487	561,054
Werner Enterprises, Inc.	21,033	987,920
WillScot Mobile Mini Holdings Corp.(b)	69,516	3,368,745
Woodward, Inc.	19,880	2,032,929
		67,028,142
Information Technology-8.15%
A10 Networks, Inc.	24,442	378,362
Arrow Electronics, Inc.(b)	20,469	2,404,903
Avnet, Inc.	30,456	1,397,321
Dell Technologies, Inc., Class C	80,633	3,275,313
DigitalOcean Holdings, Inc.(b)	32,046	940,550
Dolby Laboratories, Inc., Class A	19,971	1,588,893
Dropbox, Inc., Class A(b)	93,317	2,167,754
DXC Technology Co.(b)	76,563	2,199,655
Euronet Worldwide, Inc.(b)	16,504	1,859,671
EVERTEC, Inc.	21,698	801,524
Fair Isaac Corp.(b)	8,312	5,535,376
FleetCor Technologies, Inc.(b)	24,544	5,125,033
Global Payments, Inc.	89,986	10,143,222
GoDaddy, Inc., Class A(b)	51,604	4,238,237
HP, Inc.	326,845	9,524,263
IPG Photonics Corp.(b)	16,211	1,817,253
Jabil, Inc.	44,670	3,512,402
KLA Corp.	47,162	18,510,142
Kulicke & Soffa Industries, Inc. (Singapore)	18,975	969,623
Lumentum Holdings, Inc.(b)	22,696	1,365,845
OSI Systems, Inc.(b)	5,609	531,228
Power Integrations, Inc.	19,035	1,638,723
Qorvo, Inc.(b)	33,741	3,666,297
Sanmina Corp.(b)	19,112	1,164,494
Silicon Laboratories, Inc.(b)(c)	11,076	1,737,935
Teradata Corp.(b)	33,878	1,181,665
Vontier Corp.	52,578	1,210,871
Xerox Holdings Corp.	51,532	844,094
Yext, Inc.(b)	40,633	282,399
		90,013,048
Materials-6.29%
Alcoa Corp.	58,882	3,075,996
Alpha Metallurgical Resources, Inc.	5,306	853,895
Berry Global Group, Inc.	41,299	2,549,387
CF Industries Holdings, Inc.	65,289	5,529,978
Chemours Co. (The)	50,223	1,827,615
	Shares	Value
Materials-(continued)
Crown Holdings, Inc.	39,916	$3,518,995
Eagle Materials, Inc.	12,261	1,791,087
Eastman Chemical Co.	39,931	3,520,716
Huntsman Corp.	63,928	2,025,878
International Paper Co.	118,362	4,949,899
Louisiana-Pacific Corp.(c)	23,859	1,624,559
LSB Industries, Inc.(b)	27,287	346,818
Mosaic Co. (The)	113,307	5,613,229
NewMarket Corp.	3,285	1,131,715
Nucor Corp.	85,374	14,429,914
Olin Corp.	45,579	2,943,948
Reliance Steel & Aluminum Co.	19,532	4,442,553
Steel Dynamics, Inc.	58,428	7,048,754
United States Steel Corp.	77,962	2,221,137
		69,446,073
Real Estate-1.83%
Anywhere Real Estate, Inc.(b)	36,433	308,952
CBRE Group, Inc., Class A(b)	105,143	8,990,778
City Office REIT, Inc.	13,218	130,065
Empire State Realty Trust, Inc., Class A	53,389	445,264
Equity Commonwealth	36,416	929,336
Howard Hughes Corp. (The)(b)	16,606	1,419,647
Hudson Pacific Properties, Inc.	46,897	534,157
JBG SMITH Properties	37,867	762,642
Jones Lang LaSalle, Inc.(b)	15,795	2,920,022
National Health Investors, Inc.	14,439	849,446
Newmark Group, Inc., Class A	50,102	429,374
Zillow Group, Inc., Class C(b)	57,676	2,549,856
		20,269,539
Utilities-0.50%
NRG Energy, Inc.	71,013	2,430,065
Vistra Corp.	132,434	3,053,928
		5,483,993
Total Common Stocks & Other Equity Interests (Cost $1,106,762,456)		1,102,880,084
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $1,671,184)	1,671,184	1,671,184
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,108,433,640)		1,104,551,268
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.37%
Invesco Private Government Fund, 4.36%(e)(f)(g)	25,898,910	25,898,910

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(e)(f)(g)	66,592,585	$66,612,562
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,511,318)		92,511,472
TOTAL INVESTMENTS IN SECURITIES-108.36% (Cost $1,200,944,958)		1,197,062,740
OTHER ASSETS LESS LIABILITIES-(8.36)%		(92,375,654)
NET ASSETS-100.00%		$1,104,687,086
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Restricted security. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,613,071	$24,115,150	$(24,057,037)	$-	$-	$1,671,184	$26,034
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,257,780	244,652,370	(263,011,240)	-	-	25,898,910	663,114*
Invesco Private Prime Fund	103,222,386	535,708,599	(572,350,767)	(7,268)	39,612	66,612,562	1,823,708*
Total	$149,093,237	$804,476,119	$(859,419,044)	$(7,268)	$39,612	$94,182,656	$2,512,856

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-2.13%
Comcast Corp., Class A	183,067	$7,203,687
John Wiley & Sons, Inc., Class A	1,989	91,096
Telephone & Data Systems, Inc.(b)	4,532	60,593
Verizon Communications, Inc.	178,202	7,407,857
		14,763,233
Consumer Discretionary-7.33%
Best Buy Co., Inc.	9,580	849,938
Churchill Downs, Inc.	1,685	418,048
Dillard’s, Inc., Class A(b)	602	236,773
Gentex Corp.	10,023	295,779
Genuine Parts Co.	6,029	1,011,787
Home Depot, Inc. (The)	43,335	14,047,907
Leggett & Platt, Inc.	5,654	206,710
Lithia Motors, Inc., Class A(b)	1,228	323,210
Lowe’s Cos., Inc.	25,670	5,345,777
McDonald’s Corp.	31,206	8,344,484
Monro, Inc.(b)	1,436	73,092
NIKE, Inc., Class B	53,712	6,839,149
PetMed Express, Inc.(b)	935	20,084
Polaris, Inc.(b)	2,562	294,220
Pool Corp.(b)	1,765	680,602
Service Corp. International(b)	6,665	494,210
Starbucks Corp.	49,013	5,349,279
Target Corp.	19,514	3,359,140
Thor Industries, Inc.(b)	2,350	224,025
Tractor Supply Co.	4,676	1,066,081
VF Corp.	16,496	510,386
Whirlpool Corp.(b)	2,337	363,614
Williams-Sonoma, Inc.(b)	2,884	389,167
		50,743,462
Consumer Staples-13.45%
Altria Group, Inc.	76,526	3,446,731
Andersons, Inc. (The)	1,499	55,133
Archer-Daniels-Midland Co.	23,146	1,917,646
Brown-Forman Corp., Class B	13,175	877,192
Casey’s General Stores, Inc.	1,661	391,847
Church & Dwight Co., Inc.	10,282	831,403
Clorox Co. (The)	5,217	754,848
Coca-Cola Co. (The)	183,700	11,264,484
Colgate-Palmolive Co.	35,458	2,642,685
Costco Wholesale Corp.	18,860	9,640,100
Flowers Foods, Inc.	8,986	248,822
Hershey Co. (The)	6,271	1,408,467
Hormel Foods Corp.	23,155	1,049,153
Ingredion, Inc.	2,794	287,223
J&J Snack Foods Corp.(b)	854	122,378
JM Smucker Co. (The)	4,565	697,532
Kellogg Co.	14,431	989,678
Kimberly-Clark Corp.	14,320	1,861,743
Kroger Co. (The)	30,437	1,358,403
Lancaster Colony Corp.(b)	1,228	235,666
McCormick & Co., Inc.	10,618	797,624
Nu Skin Enterprises, Inc., Class A	2,154	92,364
PepsiCo, Inc.	58,672	10,034,085
Philip Morris International, Inc.	65,761	6,854,927
Procter & Gamble Co. (The)	100,732	14,342,222
SpartanNash Co.	1,602	50,751
Sysco Corp.	21,466	1,662,756
Tootsie Roll Industries, Inc.(b)	1,793	80,201
Tyson Foods, Inc., Class A	12,272	806,884
	Shares	Value
Consumer Staples-(continued)
Universal Corp.	1,089	$59,209
Walgreens Boots Alliance, Inc.	36,699	1,352,725
Walmart, Inc.	116,714	16,791,643
WD-40 Co.(b)	604	105,422
		93,111,947
Energy-5.41%
Chevron Corp.	82,197	14,303,922
Enterprise Products Partners L.P.	92,574	2,369,894
Exxon Mobil Corp.	174,977	20,299,082
Magellan Midstream Partners L.P.	8,802	470,027
		37,442,925
Financials-13.68%
1st Source Corp.	1,097	53,961
Aflac, Inc.	26,294	1,932,609
Allstate Corp. (The)	11,195	1,438,222
American Equity Investment Life Holding Co.	3,724	177,449
American Financial Group, Inc.	3,614	515,320
Ameriprise Financial, Inc.	4,509	1,578,691
Aon PLC, Class A	8,745	2,786,857
Arthur J. Gallagher & Co.	8,920	1,745,822
Associated Banc-Corp	6,424	143,962
Assurant, Inc.	2,280	302,305
Assured Guaranty Ltd.	2,668	167,017
Atlantic Union Bankshares Corp.	3,149	121,835
AXIS Capital Holdings Ltd.(b)	3,586	224,376
BancFirst Corp.	1,462	125,922
Bank of Marin Bancorp	707	21,542
Bank of New York Mellon Corp. (The)	34,288	1,733,944
Bank OZK	5,001	228,396
BlackRock, Inc.	6,445	4,893,108
BOK Financial Corp.	2,844	285,822
Brown & Brown, Inc.	12,044	705,297
Cboe Global Markets, Inc.	4,543	558,244
Chubb Ltd.	17,705	4,027,710
Cincinnati Financial Corp.	6,733	761,839
City Holding Co.(b)	661	62,656
CME Group, Inc., Class A	15,290	2,701,131
Cohen & Steers, Inc.(b)	2,079	152,744
Commerce Bancshares, Inc.	5,336	355,164
Community Bank System, Inc.(b)	2,300	132,733
Community Trust Bancorp, Inc.	791	34,076
Cullen/Frost Bankers, Inc.(b)	2,765	360,224
Discover Financial Services	11,628	1,357,336
Erie Indemnity Co., Class A(b)	1,967	480,636
Evercore, Inc., Class A	1,745	226,518
FactSet Research Systems, Inc.	1,693	716,037
Federal Agricultural Mortgage Corp., Class C	409	54,385
Fidelity National Financial, Inc.	11,767	518,101
Fifth Third Bancorp	29,127	1,057,019
Financial Institutions, Inc.(b)	667	16,482
First American Financial Corp.(b)	4,459	275,878
First Community Bankshares, Inc.(b)	717	23,310
First Financial Bankshares, Inc.	6,079	216,534
First Financial Corp.	542	24,347
First Merchants Corp.	2,559	109,116
First of Long Island Corp. (The)	1,005	17,748
Franklin Resources, Inc.	21,237	662,594
Globe Life, Inc.	4,160	502,736
Goldman Sachs Group, Inc. (The)	14,339	5,245,350
Hanover Insurance Group, Inc. (The)	1,589	213,848
Heritage Financial Corp.	1,555	44,364
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Hingham Institution for Savings (The)(b)	95	$27,772
Home BancShares, Inc.	8,674	207,048
Horace Mann Educators Corp.	1,835	65,344
Horizon Bancorp, Inc.(b)	1,876	29,341
Huntington Bancshares, Inc.	61,272	929,496
Independent Bank Corp.	1,954	155,714
International Bancshares Corp.	2,681	125,659
JPMorgan Chase & Co.	124,899	17,480,864
KeyCorp	39,658	761,037
Lakeland Bancorp, Inc.	2,795	53,860
Lakeland Financial Corp.(b)	1,132	80,044
Lincoln National Corp.	7,223	255,911
MarketAxess Holdings, Inc.	1,678	610,540
Marsh & McLennan Cos., Inc.	21,237	3,714,564
Moody’s Corp.	7,813	2,521,646
Morningstar, Inc.(b)	1,893	459,772
Northwest Bancshares, Inc.	5,356	75,734
Old Republic International Corp.	13,131	346,527
PNC Financial Services Group, Inc. (The)	17,058	2,821,905
Premier Financial Corp.	1,568	39,231
Primerica, Inc.(b)	1,670	270,123
Principal Financial Group, Inc.	10,563	977,606
Prosperity Bancshares, Inc.	3,896	295,551
Prudential Financial, Inc.	15,758	1,653,645
Raymond James Financial, Inc.	9,164	1,033,424
Reinsurance Group of America, Inc.	2,806	425,867
RenaissanceRe Holdings Ltd. (Bermuda)	1,857	363,396
Republic Bancorp, Inc., Class A(b)	788	35,444
RLI Corp.	1,931	255,761
S&P Global, Inc.	13,860	5,196,668
Sandy Spring Bancorp, Inc.	1,908	64,490
SEI Investments Co.	5,765	359,909
Simmons First National Corp., Class A(b)	5,446	121,500
South State Corp.	3,191	254,004
Southern Missouri Bancorp, Inc.(b)	411	19,901
Southside Bancshares, Inc.(b)	1,424	53,941
State Street Corp.	15,654	1,429,680
Stock Yards Bancorp, Inc.(b)	1,305	78,248
T. Rowe Price Group, Inc.(b)	9,603	1,118,461
Tompkins Financial Corp.	642	48,362
Towne Bank(b)	3,075	93,695
Travelers Cos., Inc. (The)	9,967	1,904,893
Truist Financial Corp.	56,387	2,784,954
U.S. Bancorp	63,124	3,143,575
UMB Financial Corp.(b)	2,061	185,882
United Bankshares, Inc.	5,731	230,386
Unum Group	8,473	356,120
W.R. Berkley Corp.	11,276	790,899
Washington Federal, Inc.	2,753	97,621
Washington Trust Bancorp, Inc.(b)	767	32,805
WesBanco, Inc.	2,590	96,270
Westamerica Bancorporation	1,192	66,228
		94,692,635
Health Care-15.66%
Abbott Laboratories	74,320	8,216,076
AmerisourceBergen Corp.	8,783	1,483,976
Amgen, Inc.	22,781	5,749,924
Atrion Corp.(b)	79	54,297
Becton, Dickinson and Co.	12,075	3,045,556
Bristol-Myers Squibb Co.	90,652	6,585,868
Cardinal Health, Inc.	10,963	846,892
Chemed Corp.	662	334,403
	Shares	Value
Health Care-(continued)
Elevance Health, Inc.	10,176	$5,087,898
Ensign Group, Inc. (The)	2,369	220,909
Humana, Inc.	5,368	2,746,806
Johnson & Johnson	111,307	18,189,790
LeMaitre Vascular, Inc.(b)	974	45,953
McKesson Corp.	6,023	2,280,790
Medtronic PLC	56,337	4,714,843
Merck & Co., Inc.	107,977	11,597,810
National HealthCare Corp.	684	40,725
Perrigo Co. PLC	5,726	214,267
Pfizer, Inc.	238,427	10,528,936
Quest Diagnostics, Inc.	4,925	731,264
STERIS PLC	4,274	882,624
Stryker Corp.	16,043	4,071,874
UnitedHealth Group, Inc.	39,753	19,844,300
West Pharmaceutical Services, Inc.	3,119	828,406
		108,344,187
Industrials-11.95%
3M Co.	23,418	2,694,943
A.O. Smith Corp.	5,453	369,168
ABM Industries, Inc.	2,789	130,832
Apogee Enterprises, Inc.	985	46,137
Applied Industrial Technologies, Inc.	1,716	245,748
Brady Corp., Class A	1,980	105,871
C.H. Robinson Worldwide, Inc.(b)	4,828	483,621
Carlisle Cos., Inc.	2,213	555,153
Caterpillar, Inc.	22,201	5,601,090
Cintas Corp.	4,365	1,936,925
CSX Corp.	89,134	2,756,023
Cummins, Inc.	6,010	1,499,735
Donaldson Co., Inc.	5,204	324,469
Douglas Dynamics, Inc.(b)	1,016	41,057
Dover Corp.	6,127	930,262
Eaton Corp. PLC	16,932	2,746,540
Emerson Electric Co.	25,091	2,263,710
Expeditors International of Washington, Inc.	6,928	749,263
Fastenal Co.	24,428	1,234,835
Franklin Electric Co., Inc.	1,972	178,072
GATX Corp.(b)	1,577	180,488
General Dynamics Corp.	11,675	2,720,976
Gorman-Rupp Co. (The)	1,157	33,241
Graco, Inc.	7,174	490,128
Griffon Corp.	2,438	99,665
Healthcare Services Group, Inc.	3,131	42,175
HEICO Corp.	2,337	399,510
Hillenbrand, Inc.	2,915	136,597
HNI Corp.(b)	1,842	58,520
Honeywell International, Inc.	28,539	5,949,811
Hubbell, Inc.	2,300	526,493
IDEX Corp.	3,183	762,901
Illinois Tool Works, Inc.(b)	13,162	3,106,759
Insperity, Inc.(b)	1,695	187,382
ITT, Inc.	3,504	320,931
J.B. Hunt Transport Services, Inc.	4,443	839,949
L3Harris Technologies, Inc.	8,163	1,753,576
Lennox International, Inc.(b)	1,580	411,780
Lincoln Electric Holdings, Inc.(b)	2,489	415,339
Lindsay Corp.	485	75,961
Lockheed Martin Corp.	11,127	5,154,694
ManpowerGroup, Inc.	2,214	192,972
Matthews International Corp., Class A	1,388	51,412
McGrath RentCorp	1,088	108,300

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
MDU Resources Group, Inc.	8,600	$265,826
MSA Safety, Inc.	1,744	237,864
Nordson Corp.	2,459	598,275
Northrop Grumman Corp.	6,476	2,901,507
Raytheon Technologies Corp.	62,689	6,259,497
Regal Rexnord Corp.	2,783	387,394
Republic Services, Inc.	13,442	1,677,830
Robert Half International, Inc.	4,612	387,224
Rockwell Automation, Inc.(b)	4,873	1,374,332
Ryder System, Inc.(b)	2,190	206,758
Snap-on, Inc.(b)	2,281	567,353
Standex International Corp.	533	61,599
Stanley Black & Decker, Inc.	6,313	563,814
Tennant Co.	821	57,577
Toro Co. (The)	4,477	499,275
Trane Technologies PLC	9,871	1,768,094
Trinity Industries, Inc.(b)	3,473	99,918
Union Pacific Corp.	26,122	5,333,851
United Parcel Service, Inc., Class B	31,122	5,764,728
W.W. Grainger, Inc.	2,176	1,282,708
Waste Management, Inc.	17,380	2,689,207
Xylem, Inc.	7,666	797,341
		82,694,986
Information Technology-20.70%
Accenture PLC, Class A	26,776	7,471,843
Amphenol Corp., Class A	25,238	2,013,235
Analog Devices, Inc.	21,530	3,691,749
Automatic Data Processing, Inc.	17,671	3,990,289
Badger Meter, Inc.	1,306	151,365
Broadcom, Inc.	17,281	10,109,558
Broadridge Financial Solutions, Inc.	4,956	745,184
Cass Information Systems, Inc.(b)	607	29,476
Cisco Systems, Inc.	174,576	8,496,614
Corning, Inc.	35,947	1,244,126
HP, Inc.	43,906	1,279,421
International Business Machines Corp.	38,558	5,194,919
Intuit, Inc.	12,025	5,082,607
Jack Henry & Associates, Inc.(b)	3,068	552,516
KLA Corp.	6,046	2,372,934
Littelfuse, Inc.(b)	1,105	283,642
Mastercard, Inc., Class A	40,520	15,016,712
Microchip Technology, Inc.	23,441	1,819,490
Microsoft Corp.	110,018	27,263,561
Motorola Solutions, Inc.	7,074	1,818,089
Oracle Corp.	114,553	10,133,358
Paychex, Inc.	15,311	1,773,932
QUALCOMM, Inc.	47,500	6,327,475
Roper Technologies, Inc.	4,541	1,937,872
TE Connectivity Ltd.	13,616	1,731,274
Texas Instruments, Inc.	38,523	6,826,661
Visa, Inc., Class A(b)	69,223	15,935,827
		143,293,729
Materials-3.11%
Air Products and Chemicals, Inc.	9,430	3,022,409
Albemarle Corp.	4,948	1,392,615
AptarGroup, Inc.	2,789	322,520
Ashland, Inc.	2,327	254,271
Avery Dennison Corp.	3,440	651,674
Avient Corp.	3,872	156,893
Balchem Corp.	1,433	187,193
Cabot Corp.(b)	2,411	181,621
	Shares	Value
Materials-(continued)
Celanese Corp.	4,649	$572,757
Eastman Chemical Co.	5,201	458,572
Ecolab, Inc.	12,066	1,868,179
H.B. Fuller Co.	2,277	157,341
Hawkins, Inc.	932	36,348
International Flavors & Fragrances, Inc.	10,817	1,216,480
Kaiser Aluminum Corp.	703	61,527
LyondellBasell Industries N.V., Class A	13,903	1,344,281
Nucor Corp.	10,822	1,829,134
Packaging Corp. of America	3,995	570,086
PPG Industries, Inc.	10,017	1,305,616
Quaker Chemical Corp.	797	156,905
Reliance Steel & Aluminum Co.(b)	2,595	590,233
Royal Gold, Inc.(b)	2,799	355,557
RPM International, Inc.	5,483	492,976
Scotts Miracle-Gro Co. (The)(b)	2,377	171,596
Sensient Technologies Corp.	1,874	141,843
Sherwin-Williams Co. (The)	11,005	2,603,673
Silgan Holdings, Inc.(b)	4,641	250,103
Sonoco Products Co.	4,163	254,401
Stepan Co.	993	109,071
Westlake Corp.(b)	5,430	666,532
Worthington Industries, Inc.(b)	2,116	120,337
		21,502,744
Real Estate-1.54%
Alexandria Real Estate Equities, Inc.	6,909	1,110,553
CubeSmart(b)	9,548	437,203
Digital Realty Trust, Inc.	12,174	1,395,384
EastGroup Properties, Inc.	1,851	311,431
Equity LifeStyle Properties, Inc.(b)	7,928	569,072
Essex Property Trust, Inc.	2,755	622,823
Extra Space Storage, Inc.	5,695	898,842
Federal Realty Investment Trust	3,424	381,879
Kennedy-Wilson Holdings, Inc.	5,867	104,902
Mid-America Apartment Communities, Inc.	4,873	812,426
National Retail Properties, Inc.	7,529	356,498
Realty Income Corp.	26,717	1,812,214
STAG Industrial, Inc.	7,623	271,379
Terreno Realty Corp.(b)	3,194	205,789
UDR, Inc.	13,846	589,701
Universal Health Realty Income Trust	609	33,379
W.P. Carey, Inc.(b)	8,830	755,230
		10,668,705
Utilities-5.07%
ALLETE, Inc.	2,451	151,619
Alliant Energy Corp.	10,638	574,771
American Electric Power Co., Inc.	21,805	2,048,798
American States Water Co.	1,648	155,192
American Water Works Co., Inc.	7,737	1,210,763
Atmos Energy Corp.	5,961	700,656
Avista Corp.	3,072	122,573
Black Hills Corp.	2,757	199,552
Brookfield Infrastructure Partners L.P. (Canada)	19,408	685,879
California Water Service Group	2,331	142,587
Chesapeake Utilities Corp.	789	99,477
CMS Energy Corp.	12,298	777,111
Consolidated Edison, Inc.	15,074	1,436,703
DTE Energy Co.	8,269	962,264
Duke Energy Corp.	32,679	3,347,964
Edison International	16,182	1,114,940

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Essential Utilities, Inc.	11,138	$520,479
Evergy, Inc.	9,773	612,278
Eversource Energy	14,712	1,211,239
IDACORP, Inc.	2,162	228,761
MGE Energy, Inc.	1,612	117,853
Middlesex Water Co.	783	65,662
National Fuel Gas Co.	3,894	226,086
New Jersey Resources Corp.	4,106	204,971
NextEra Energy, Inc.	84,378	6,297,130
NiSource, Inc.	17,272	479,298
Northwest Natural Holding Co.	1,553	77,867
NorthWestern Corp.	2,410	136,888
OGE Energy Corp.	8,467	332,922
Pinnacle West Capital Corp.	4,767	355,380
Portland General Electric Co.	4,244	201,929
Public Service Enterprise Group, Inc.	21,234	1,315,022
Sempra Energy	13,370	2,143,612
SJW Group	1,349	104,426
Southern Co. (The)	46,271	3,131,621
Southwest Gas Holdings, Inc.	2,806	187,806
Spire, Inc.	2,248	162,351
UGI Corp.	8,872	353,372
WEC Energy Group, Inc.	13,420	1,261,346
Xcel Energy, Inc.	23,197	1,595,258
York Water Co. (The)	630	28,633
		35,083,039
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $583,707,010)		692,341,592
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.51%
Invesco Private Government Fund, 4.36%(c)(d)(e)	6,792,510	$6,792,510
Invesco Private Prime Fund, 4.59%(c)(d)(e)	17,465,380	17,470,619
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,263,129)		24,263,129
TOTAL INVESTMENTS IN SECURITIES-103.54% (Cost $607,970,139)		716,604,721
OTHER ASSETS LESS LIABILITIES-(3.54)%		(24,507,395)
NET ASSETS-100.00%		$692,097,326

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$376,010	$15,485,597	$(15,861,607)	$-	$-	$-	$10,660
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,539,079	105,802,755	(103,549,324)	-	-	6,792,510	162,714*
Invesco Private Prime Fund	10,586,044	248,539,630	(241,665,693)	(1)	10,639	17,470,619	446,037*
Total	$15,501,133	$369,827,982	$(361,076,624)	$(1)	$10,639	$24,263,129	$619,411

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.18%
Verizon Communications, Inc.	557,471	$23,174,070
Consumer Discretionary-7.63%
Home Depot, Inc. (The)(b)	33,705	10,926,150
McDonald’s Corp.	32,363	8,653,866
NIKE, Inc., Class B	39,639	5,047,234
		24,627,250
Consumer Staples-15.28%
Coca-Cola Co. (The)(b)	175,579	10,766,504
Procter & Gamble Co. (The)(b)	72,595	10,336,076
Walgreens Boots Alliance, Inc.	581,101	21,419,383
Walmart, Inc.	47,368	6,814,834
		49,336,797
Energy-4.66%
Chevron Corp.	86,407	15,036,546
Financials-13.75%
American Express Co.(b)	33,149	5,798,754
Goldman Sachs Group, Inc. (The)	34,012	12,441,930
JPMorgan Chase & Co.	113,509	15,886,720
Travelers Cos., Inc. (The)	53,784	10,279,198
		44,406,602
Health Care-13.37%
Amgen, Inc.	50,156	12,659,374
Johnson & Johnson	64,846	10,597,133
Merck & Co., Inc.	142,389	15,294,003
UnitedHealth Group, Inc.	9,306	4,645,462
		43,195,972
Industrials-12.13%
3M Co.	149,739	17,231,964
Caterpillar, Inc.	52,773	13,314,100
Honeywell International, Inc.	41,430	8,637,327
		39,183,391
	Shares	Value
Information Technology-18.28%
Apple, Inc.	14,279	$2,060,317
Cisco Systems, Inc.(b)	285,728	13,906,382
Intel Corp.	559,265	15,804,829
International Business Machines Corp.(b)	152,960	20,608,301
Microsoft Corp.	13,761	3,410,113
Visa, Inc., Class A(b)	14,095	3,244,810
		59,034,752
Materials-7.68%
Dow, Inc.(b)	418,020	24,809,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $328,289,678)		322,804,867
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.77%
Invesco Private Government Fund, 4.36%(c)(d)(e)	7,023,716	7,023,716
Invesco Private Prime Fund, 4.59%(c)(d)(e)	18,055,842	18,061,259
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,084,975)		25,084,975
TOTAL INVESTMENTS IN SECURITIES-107.73% (Cost $353,374,653)		347,889,842
OTHER ASSETS LESS LIABILITIES-(7.73)%		(24,952,407)
NET ASSETS-100.00%		$322,937,435
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,718	$7,581,916	$(7,691,634)	$-	$-	$-	$4,971
See accompanying notes which are an integral part of this schedule.

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,630,562	$49,950,315	$(46,557,161)	$-	$-	$7,023,716	$37,175*
Invesco Private Prime Fund	8,467,759	81,039,523	(71,446,529)	(106)	612	18,061,259	92,459*
Total	$12,208,039	$138,571,754	$(125,695,324)	$(106)	$612	$25,084,975	$134,605

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
January 31, 2023
(Unaudited)
	Shares	Value
Preferred Stocks-99.80%
Banks-57.06%
Bank of America Corp.
Series PP, Pfd., 4.13%	643,364	$12,211,049
Series QQ, Pfd., 4.25%	878,308	16,995,260
Series NN, Pfd., 4.38%	773,450	15,469,000
Series SS, Pfd., 4.75%(b)	468,565	10,191,289
Series LL, Pfd., 5.00%(b)	912,199	20,871,113
Series KK, Pfd., 5.38%	942,938	22,762,523
Series HH, Pfd., 5.88%(b)	571,889	14,411,603
Series GG, Pfd., 6.00%(b)	908,300	22,834,662
Bank OZK, Series A, Pfd., 4.63%(b)	240,613	4,511,494
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	1,030,653	26,281,651
Series J, Pfd., 7.13%(c)	646,140	16,437,802
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	314,340	6,962,631
Series D, Pfd., 6.35%(c)	202,211	5,150,314
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	170,119	4,030,119
Series I, Pfd., 6.63%(b)(c)	310,819	7,761,150
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	237,193	5,194,527
First Republic Bank
Series M, Pfd., 4.00%(b)	512,725	9,372,613
Series K, Pfd., 4.13%	349,507	6,584,712
Series L, Pfd., 4.25%(b)	509,611	9,657,128
Series N, Pfd., 4.50%	514,001	10,202,920
Series J, Pfd., 4.70%(b)	264,606	5,604,355
Series I, Pfd., 5.50%	204,542	5,007,188
Huntington Bancshares, Inc., Series H, Pfd., 4.50%	343,754	7,040,082
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,367,243	27,208,136
Series JJ, Pfd., 4.55%(b)	1,037,964	22,004,837
Series LL, Pfd., 4.63%(b)	1,260,685	27,092,121
Series GG, Pfd., 4.75%	617,303	13,580,666
Series DD, Pfd., 5.75%(b)	1,162,357	29,035,678
Series EE, Pfd., 6.00%(b)	1,262,102	32,170,980
KeyCorp
Series G, Pfd., 5.63%(b)	337,208	8,423,456
Series F, Pfd., 5.65%(b)	310,351	7,684,291
Series E, Pfd., 6.13%(c)	363,286	9,456,335
Pfd., 6.20%(b)(c)	345,230	8,848,245
M&T Bank Corp., Series H, Pfd., 5.63%(c)	171,871	4,472,083
Regions Financial Corp.
Series E, Pfd., 4.45%	271,348	5,445,954
Series C, Pfd., 5.70%(b)(c)	350,131	8,707,758
Series B, Pfd., 6.38%(c)	340,261	8,870,604
Signature Bank, Series A, Pfd., 5.00%	503,257	9,541,753
SVB Financial Group, Series A, Pfd., 5.25%(b)	240,598	5,172,857
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	241,279	5,976,481
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	206,825	4,694,927
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	637,459	14,151,590
Series O, Pfd., 5.25%(b)	393,965	9,526,074
U.S. Bancorp
Series L, Pfd., 3.75%(b)	378,882	6,963,851
Series M, Pfd., 4.00%(b)	552,271	10,592,558
Series O, Pfd., 4.50%(b)	268,758	5,789,047
Series K, Pfd., 5.50%	373,235	9,304,748
	Shares	Value
Banks-(continued)
Washington Federal, Inc., Series A, Pfd., 4.88%	205,744	$4,174,546
Wells Fargo & Co.
Series DD, Pfd., 4.25%	849,722	16,578,076
Series CC, Pfd., 4.38%(b)	718,582	14,429,127
Series AA, Pfd., 4.70%(b)	794,972	17,155,496
Series Z, Pfd., 4.75%	1,395,075	29,617,442
Series Y, Pfd., 5.63%(b)	467,660	11,551,202
Series Q, Pfd., 5.85%(c)	1,179,784	28,810,325
Series R, Pfd., 6.63%(c)	576,375	14,611,106
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	206,824	4,440,511
		701,628,046
Capital Markets-16.35%
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%(b)	195,100	4,926,275
Series B, Pfd., 6.38%(b)	169,482	4,296,369
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	411,276	8,928,802
Series D, Pfd., 5.95%	516,588	12,992,188
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(c)	683,592	17,055,620
Series K, Pfd., 6.38%(c)	482,212	12,479,647
Morgan Stanley
Series O, Pfd., 4.25%(b)	888,726	17,721,196
Series L, Pfd., 4.88%(b)	341,820	7,964,406
Series K, Pfd., 5.85%(c)	683,632	17,193,345
Series I, Pfd., 6.38%(c)	683,623	17,473,404
Series P, Pfd., 6.50%(b)	689,807	17,962,574
Series F, Pfd., 6.88%(b)(c)	581,080	14,654,838
Series E, Pfd., 7.13%(c)	589,642	15,000,492
Northern Trust Corp., Series E, Pfd., 4.70%	275,002	6,283,796
State Street Corp.
Series G, Pfd., 5.35%(c)	347,654	9,091,152
Series D, Pfd., 5.90%(b)(c)	511,766	13,039,798
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	208,801	4,015,243
		201,079,145
Consumer Finance-5.18%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	289,126	5,450,025
Series L, Pfd., 4.38%	450,510	8,609,246
Series J, Pfd., 4.80%	835,602	17,380,521
Series I, Pfd., 5.00%	1,006,721	22,037,123
Synchrony Financial, Series A, Pfd., 5.63%(b)	517,048	10,242,721
		63,719,636
Diversified Financial Services-1.77%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	204,222	4,019,089
Series A, Pfd., 5.25%(b)	551,865	12,483,186
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	206,824	5,211,965
		21,714,240
Insurance-18.39%
Allstate Corp. (The)
Series I, Pfd., 4.75%	205,639	4,725,584
Series H, Pfd., 5.10%(b)	792,912	19,045,746
Series G, Pfd., 5.63%(b)	390,350	9,602,610
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	295,702	7,102,762
Series B, Pfd., 6.63%(b)(c)	187,357	4,816,949
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Insurance-(continued)
American International Group, Inc., Series A, Pfd., 5.85%(b)	343,754	$8,717,601
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	366,497	7,326,275
Series F, Pfd., 5.45%(b)	206,867	4,987,563
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	185,769	4,109,210
Pfd., 5.63% (Bermuda)	188,141	4,150,390
Pfd., 5.95% (Bermuda)(c)	182,499	4,509,550
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	424,088	8,486,001
Series B, Pfd., 5.63%(b)	239,279	5,618,271
Series A, Pfd., 6.35%(c)	603,253	15,364,854
Series C, Pfd., 6.38%(c)	406,174	10,377,746
Series E, Pfd., 7.75%(c)	320,947	8,469,791
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	378,126	8,768,742
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	238,670	4,384,368
Series C, Pfd., 5.38%	404,362	8,208,549
Series A, Pfd., 6.60%(b)	295,662	7,690,169
Series B, Pfd., 6.75%	264,987	7,011,556
Enstar Group Ltd., Series D, Pfd., 7.00%(b)(c)	275,002	6,608,298
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	237,193	6,107,720
Lincoln National Corp., Series D, Pfd., 9.00%(b)	342,911	9,858,691
MetLife, Inc.
Series F, Pfd., 4.75%(b)	681,604	15,656,444
Series E, Pfd., 5.63%(b)	555,889	13,930,578
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	358,788	6,522,766
Series F, Pfd., 5.75% (Bermuda)(b)	161,522	3,902,372
		226,061,156
	Shares	Value
Thrifts & Mortgage Finance-0.71%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	354,062	$8,741,791
Trading Companies & Distributors-0.34%
Air Lease Corp., Series A, Pfd., 6.15%(c)	171,871	4,226,308
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $1,383,935,625)		1,227,170,322
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.18%
Invesco Private Government Fund, 4.36%(d)(e)(f)	14,360,873	14,360,873
Invesco Private Prime Fund, 4.59%(d)(e)(f)	37,025,662	37,036,769
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,398,442)		51,397,642
TOTAL INVESTMENTS IN SECURITIES-103.98% (Cost $1,435,334,067)		1,278,567,964
OTHER ASSETS LESS LIABILITIES-(3.98)%		(48,990,995)
NET ASSETS-100.00%		$1,229,576,969

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$61,237,010	$(61,237,010)	$-	$-	$-	$32,472
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,543,720	$124,930,471	$(118,113,318)	$-	$-	$14,360,873	$272,681*
Invesco Private Prime Fund	17,575,099	307,783,935	(288,332,564)	(3,367)	13,666	37,036,769	746,774*
Total	$25,118,819	$493,951,416	$(467,682,892)	$(3,367)	$13,666	$51,397,642	$1,051,927

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Banks-10.42%
Associated Banc-Corp(b)	1,059,112	$23,734,700
Huntington Bancshares, Inc.	2,046,937	31,052,034
Northwest Bancshares, Inc.	2,708,206	38,294,033
Premier Financial Corp.(b)	1,113,263	27,853,840
United Bankshares, Inc.(b)	618,222	24,852,525
WesBanco, Inc.	652,987	24,271,527
		170,058,659
Biotechnology-1.16%
Amgen, Inc.	74,723	18,860,085
Capital Markets-2.44%
Franklin Resources, Inc.(b)	1,277,323	39,852,478
Chemicals-3.05%
LyondellBasell Industries N.V., Class A(b)	514,722	49,768,470
Commercial Services & Supplies-2.86%
Healthcare Services Group, Inc.(b)	3,466,401	46,692,422
Construction & Engineering-1.31%
MDU Resources Group, Inc.	693,913	21,448,851
Containers & Packaging-1.51%
Sonoco Products Co.(b)	403,413	24,652,568
Diversified Telecommunication Services-3.41%
Verizon Communications, Inc.	1,339,725	55,692,368
Electric Utilities-11.73%
ALLETE, Inc.(b)	468,729	28,995,576
Duke Energy Corp.	315,354	32,308,018
Edison International	498,709	34,361,050
OGE Energy Corp.(b)	794,432	31,237,066
Pinnacle West Capital Corp.	440,484	32,838,082
Southern Co. (The)	467,025	31,608,252
		191,348,044
Food & Staples Retailing-1.99%
Walgreens Boots Alliance, Inc.	879,711	32,426,147
Food Products-1.46%
Kellogg Co.(b)	347,398	23,824,555
Gas Utilities-5.44%
Northwest Natural Holding Co.	608,530	30,511,694
Spire, Inc.(b)	394,580	28,496,568
UGI Corp.(b)	745,592	29,696,929
		88,705,191
Health Care Providers & Services-2.85%
Cardinal Health, Inc.	242,556	18,737,451
National HealthCare Corp.	465,601	27,721,884
		46,459,335
Household Durables-2.40%
Leggett & Platt, Inc.(b)	1,073,297	39,239,738
Household Products-3.07%
Clorox Co. (The)	167,599	24,249,899
Kimberly-Clark Corp.(b)	198,385	25,792,034
		50,041,933
Industrial Conglomerates-2.10%
3M Co.	297,202	34,202,006
Insurance-9.20%
Fidelity National Financial, Inc.(b)	854,945	37,643,228
	Shares	Value
Insurance-(continued)
Old Republic International Corp.(b)	1,199,432	$31,653,011
Principal Financial Group, Inc.(b)	251,292	23,257,075
Prudential Financial, Inc.(b)	325,259	34,132,679
Unum Group	559,153	23,501,201
		150,187,194
IT Services-1.94%
International Business Machines Corp.	235,173	31,684,858
Multi-Utilities-5.54%
Avista Corp.(b)	817,247	32,608,155
Consolidated Edison, Inc.	259,627	24,745,050
NorthWestern Corp.(b)	582,054	33,060,667
		90,413,872
Oil, Gas & Consumable Fuels-3.04%
Chevron Corp.	133,692	23,265,082
Exxon Mobil Corp.	226,558	26,282,993
		49,548,075
Personal Products-1.84%
Nu Skin Enterprises, Inc., Class A(b)	700,335	30,030,365
Pharmaceuticals-2.54%
Merck & Co., Inc.	179,846	19,317,259
Pfizer, Inc.	502,803	22,203,780
		41,521,039
Real Estate Management & Development-2.87%
Kennedy-Wilson Holdings, Inc.(b)	2,622,617	46,892,392
Textiles, Apparel & Luxury Goods-2.79%
VF Corp.(b)	1,469,272	45,459,276
Tobacco-8.78%
Altria Group, Inc.	1,327,479	59,789,654
Philip Morris International, Inc.	399,868	41,682,241
Universal Corp.	767,344	41,720,493
		143,192,388
Wireless Telecommunication Services-4.17%
Telephone & Data Systems, Inc.(b)	5,093,292	68,097,314
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,567,088,185)		1,630,299,623
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.99%
Invesco Private Government Fund, 4.36%(c)(d)(e)	41,048,447	41,048,447
Invesco Private Prime Fund, 4.59%(c)(d)(e)	105,588,865	105,620,541
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $146,666,356)		146,668,988
TOTAL INVESTMENTS IN SECURITIES-108.90% (Cost $1,713,754,541)		1,776,968,611
OTHER ASSETS LESS LIABILITIES-(8.90)%		(145,251,201)
NET ASSETS-100.00%		$1,631,717,410
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$39,807,988	$(39,807,988)	$-	$-	$-	$15,360
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,170,853	355,621,846	(346,744,252)	-	-	41,048,447	716,658*
Invesco Private Prime Fund	75,046,247	720,893,043	(690,360,445)	(726)	42,422	105,620,541	1,972,015*
Total	$107,217,100	$1,116,322,877	$(1,076,912,685)	$(726)	$42,422	$146,668,988	$2,704,033

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-4.45%
Rio Tinto PLC, ADR(a)	569,972	$45,227,278
Brazil-4.11%
Banco Santander Brasil S.A., ADR(a)	7,340,685	41,695,091
Canada-54.51%
Agnico Eagle Mines Ltd.(a)	431,103	24,348,697
Algonquin Power & Utilities Corp.(a)	5,182,415	37,831,629
BCE, Inc.(a)	821,191	38,842,334
Brookfield Corp.	171,754	6,389,249
Brookfield Infrastructure Partners L.P.	699,744	24,728,953
Brookfield Renewable Partners L.P.	1,092,228	31,838,446
Canadian Imperial Bank of Commerce	741,929	33,846,801
Canadian National Railway Co.	90,742	10,806,465
Canadian Natural Resources Ltd.	422,256	25,943,409
Canadian Pacific Railway Ltd.(a)	59,557	4,699,047
Enbridge, Inc.(a)	947,644	38,824,975
FirstService Corp.	32,239	4,606,953
Fortis, Inc.(a)	703,720	28,958,078
Franco-Nevada Corp.	40,179	5,894,259
Imperial Oil Ltd.	210,366	11,519,642
Magna International, Inc.(a)	324,453	21,069,978
Open Text Corp.(a)	717,170	24,061,054
Restaurant Brands International, Inc.(a)	333,851	22,344,647
Ritchie Bros. Auctioneers, Inc.	236,450	14,298,132
Royal Bank of Canada(a)	262,862	26,906,554
Stantec, Inc.	151,752	7,915,384
TC Energy Corp.(a)	879,754	37,952,588
TELUS Corp.(a)	1,563,201	33,686,982
TFI International, Inc.(a)	62,437	6,949,238
Toronto-Dominion Bank (The)(a)	421,080	29,147,158
		553,410,652
France-2.81%
Sanofi, ADR	580,534	28,527,441
Germany-5.01%
Fresenius Medical Care AG & Co. KGaA, ADR	1,982,780	37,137,470
SAP SE, ADR(a)	115,559	13,697,208
		50,834,678
India-1.41%
Infosys Ltd., ADR(a)	666,607	12,532,211
Reliance Industries Ltd., GDR(a)(b)	31,522	1,806,211
		14,338,422
Ireland-2.33%
CRH PLC, ADR(a)	501,703	23,620,177
	Shares	Value
Japan-4.58%
Sony Group Corp., ADR(a)	51,806	$4,634,565
Sumitomo Mitsui Financial Group, Inc., ADR	4,782,512	41,894,805
		46,529,370
Mexico-1.56%
America Movil S.A.B. de C.V., Class L, ADR(a)	757,794	15,860,628
Spain-3.79%
Atlantica Sustainable Infrastructure PLC(a)	1,402,207	38,448,516
Switzerland-3.57%
Logitech International S.A., Class R(a)	180,495	10,535,493
Novartis AG, ADR	283,315	25,674,006
		36,209,499
United Kingdom-9.68%
Diageo PLC, ADR(a)	71,188	12,589,598
Linde PLC	27,536	9,112,764
National Grid PLC, ADR(a)	562,049	35,841,864
RELX PLC, ADR(a)	537,911	15,981,336
Unilever PLC, ADR(a)	484,250	24,745,175
		98,270,737
United States-2.13%
Amdocs Ltd.	133,419	12,265,209
Willis Towers Watson PLC	36,786	9,350,633
		21,615,842
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $944,392,079)		1,014,588,331
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.71%
Invesco Private Government Fund, 4.36%(c)(d)(e)	84,589,481	84,589,481
Invesco Private Prime Fund, 4.59%(c)(d)(e)	237,288,119	237,359,302
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $321,942,902)		321,948,783
TOTAL INVESTMENTS IN SECURITIES-131.65% (Cost $1,266,334,981)		1,336,537,114
OTHER ASSETS LESS LIABILITIES-(31.65)%		(321,316,141)
NET ASSETS-100.00%		$1,015,220,973
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$26,768,667	$(26,768,667)	$-	$-	$-	$9,660
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	62,607,584	444,171,049	(422,189,152)	-	-	84,589,481	1,271,618*
Invesco Private Prime Fund	146,030,600	909,774,282	(818,497,705)	(8,537)	60,662	237,359,302	3,531,044*
Total	$208,638,184	$1,380,713,998	$(1,267,455,524)	$(8,537)	$60,662	$321,948,783	$4,812,322

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,102,880,084	$-	$-	$1,102,880,084
Money Market Funds	1,671,184	92,511,472	-	94,182,656
Total Investments	$1,104,551,268	$92,511,472	$-	$1,197,062,740
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$692,341,592	$-	$-	$692,341,592
Money Market Funds	-	24,263,129	-	24,263,129
Total Investments	$692,341,592	$24,263,129	$-	$716,604,721
Invesco Dow Jones Industrial Average Dividend ETF
Investments in Securities
Common Stocks & Other Equity Interests	$322,804,867	$-	$-	$322,804,867
Money Market Funds	-	25,084,975	-	25,084,975
Total Investments	$322,804,867	$25,084,975	$-	$347,889,842
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,227,170,322	$-	$-	$1,227,170,322
Money Market Funds	-	51,397,642	-	51,397,642
Total Investments	$1,227,170,322	$51,397,642	$-	$1,278,567,964
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,630,299,623	$-	$-	$1,630,299,623
Money Market Funds	-	146,668,988	-	146,668,988
Total Investments	$1,630,299,623	$146,668,988	$-	$1,776,968,611

	Level 1	Level 2	Level 3	Total
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,014,588,331	$-	$-	$1,014,588,331
Money Market Funds	-	321,948,783	-	321,948,783
Total Investments	$1,014,588,331	$321,948,783	$-	$1,336,537,114